Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt Consists

Long-term debt consists of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Revolving Credit Facility	$635,916	$236,380
Total debt	635,916	236,380
Less: Deferred financing costs	—	(1,115)
Current maturities	—	—
Total long-term debt, net	$635,916	$235,265

Schedule of Future Maturities of Long-term Debt

The schedule of future maturities of long-term debt as of December 31, 2024, consists of the following (in thousands):

Amount
2025	$—
2026	—
2027	—
2028	—
2029	635,916
Thereafter	—
Total debt	$635,916